Environmental rehabilitation provision	12 Months Ended
Dec. 31, 2025
Environmental rehabilitation provision
Environmental rehabilitation provision
18.	Environmental rehabilitation provision

	2025	2024
	($)	($)
Balance – Beginning of period	90,803	76,729
New obligations and revision of estimates	23,169	13,495
Accretion expense	3,547	3,432
Payment of environmental rehabilitation obligations	(667)	(2,190)
Transfer to liabilities associated with asset held for sale (i)	(18,818)	—
Currency translation adjustment	1,145	(663)
Balance – End of period	99,179	90,803

Current portion	6,970	5,974
Non-current portion	92,209	84,829
	99,179	90,803

(i)	On November 24, 2025, the Company entered into an agreement to sell the San Antonio Gold Project. Accordingly, all assets related to the San Antonio Gold Project were reclassified to assets classified as held for sale as at December 31, 2025. The sale closed on January 27, 2026. Additional information is provided in Note 6 – Assets Classified as Held for Sale and discontinued operations.

The environmental rehabilitation provision represents the legal and contractual obligations associated with the eventual closure of the Company’s mining interests, property, plant and equipment and exploration and evaluation assets. As at December 31, 2025, the estimated inflation-adjusted undiscounted cash flows required to settle the environmental rehabilitation amounts to $285.5 million (2024 – $126.3 million). The weighted average actualization rate used is approximately 3.36% (2024 – 4.40%) and the disbursements are expected to be made between 2026 and 2129 as per the current closure plans.

In 2025, the Company recognized an additional environmental rehabilitation obligation related to an inactive site. The estimated inflation-adjusted undiscounted cash flows associated with this obligation amount to $166.0 million as at December 31, 2025, and is composed of direct closure costs of $0.6 million expected in 2029, and long-term care and maintenance costs of approximately $165.5 million over a 100-year period. The discounted value of $21.4 million has been recognized using an average discount rate of 3.70% applied over the expected duration. The liability is not associated with any recognized asset and has been recorded as Other operating costs in the consolidated statement of loss.

The Company maintains environmental bonding insurance of US$6.1 million ($8.3 million) and $70.5 million as of December 31, 2025.